Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 83.34%
AEROSPACE & DEFENSE - 1.12%
Peraton Corp., Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 02/01/2028 (a)	$2,337,191	$2,286,555
Spirit Aerosystems, Inc., Senior Secured First Lien Term Loan 8.823% (1 Month SOFR USD + 4.50%, 0.500% Floor), 01/15/2027 (a)	598,500	594,574
TransDigm, Inc., Senior Secured First Lien Term Loan 7.567% (1 Month SOFR USD + 3.25%), 02/22/2027 (a)	455,000	454,006
		3,335,135
AUTO RETAIL - 0.91%
CWGS Group, LLC
Senior Secured First Lien Term Loan 6.571% (2 Month LIBOR USD + 2.50%, 0.750% Floor), 06/05/2028 (a)	57,409	53,401
Senior Secured First Lien Term Loan 6.818% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 06/05/2028 (a)	685,638	637,766
LS Group Opco Acquisition, LLC, Senior Secured First Lien Term Loan 6.58% (6 Month LIBOR USD + 3.25%, 0.750% Floor), 11/02/2027 (a)	999,600	988,355
Mavis Tire Express Services Topco Corp., Senior Secured First Lien Term Loan 8.50% (1 Month SOFR USD + 4.00%, 0.750% Floor), 05/04/2028 (a)	1,067,755	1,021,419
		2,700,941
AUTOMOTIVE - 0.36%
American Axle & Manufacturing, Inc., Senior Secured First Lien Term Loan 7.898% (1 Month SOFR USD + 3.50%, 0.500% Floor), 12/13/2029 (a)	511,000	501,207
LTI Holdings, Inc., Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%), 09/08/2025 (a)	603,225	578,906
		1,080,113
BUILDING PRODUCTS - 2.04%
Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan 7.568% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 04/12/2028 (a)	752,315	678,562
CPG International, LLC, Senior Secured First Lien Term Loan 6.923% (1 Month SOFR USD + 2.50%, 0.500% Floor), 04/30/2029 (a)	1,255,853	1,224,457
Griffon Corp., Senior Secured First Lien Term Loan 7.009% (3 Month SOFR USD + 2.50%, 0.500% Floor), 01/24/2029 (a)	408,622	402,366
QUIKRETE Holdings, Inc.
Senior Secured First Lien Term Loan 7.009% (1 Month LIBOR USD + 2.625%), 02/01/2027 (a)	1,384,541	1,371,672
Senior Secured First Lien Term Loan 7.384% (1 Month LIBOR USD + 3.00%), 06/11/2028 (a)	1,136,413	1,129,043
TAMKO Building Products, LLC
Senior Secured First Lien Term Loan 7.415% (3 Month LIBOR USD + 3.00%), 05/29/2026 (a)	338,171	328,448
Senior Secured First Lien Term Loan 7.73% (3 Month LIBOR USD + 3.00%), 05/29/2026 (a)	155,444	150,975
Senior Secured First Lien Term Loan 7.735% (3 Month LIBOR USD + 3.00%), 05/29/2026 (a)	166,287	161,507
VC GB Holdings I Corp., Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 07/21/2028 (a)	656,370	593,742
		6,040,772
CHEMICALS - 3.74%
Axalta Coating Systems U.S. Holdings, Inc., Senior Secured First Lien Term Loan 7.505% (1 Month SOFR USD + 3.00%, 0.500% Floor), 12/20/2029 (a)	913,204	915,259
Discovery Purchaser Corp., Senior Secured First Lien Term Loan 7.968% (3 Month SOFR USD + 4.375%, 0.500% Floor), 10/04/2029 (a)	632,000	578,122
HB Fuller Co., Senior Secured First Lien Term Loan 6.353% (1 Month LIBOR USD + 2.00%), 10/21/2024 (a)	190,359	190,498
Ineos Finance PLC, Senior Secured First Lien Term Loan 6.923% (1 Month SOFR USD + 2.50%, 0.500% Floor), 11/06/2028 (a)	714,600	690,482
Ineos U.S. Petrochem, LLC, Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 01/29/2026 (a)	492,500	485,113
LSF11 A5 Holdco, LLC, Senior Secured First Lien Term Loan 7.938% (1 Month SOFR USD + 3.50%, 0.500% Floor), 10/16/2028 (a)	456,554	442,173
LSF11 Skyscraper Holdco SARL, Senior Secured First Lien Term Loan 8.23% (3 Month LIBOR USD + 3.50%, 0.750% Floor), 09/29/2027 (a)	1,509,592	1,479,399
Lummus Technology Holdings V, LLC, Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%), 06/30/2027 (a)	976,536	937,475
Olympus Water U.S. Holding Corp., Senior Secured First Lien Term Loan 8.50% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 11/09/2028 (a)	479,915	461,986
Orion Engineered Carbons GmbH, Senior Secured First Lien Term Loan 6.98% (3 Month LIBOR USD + 2.25%, 0.500% Floor), 09/22/2028 (a)	284,400	279,423
PMHC II, Inc., Senior Secured First Lien Term Loan 8.494% (3 Month SOFR USD + 4.25%, 0.500% Floor), 04/23/2029 (a)	1,824,309	1,551,136
Polar U.S. Borrower, LLC
Senior Secured First Lien Term Loan 8.691% (3 Month LIBOR USD + 4.75%), 10/15/2025 (a)	223,933	182,058
Senior Secured First Lien Term Loan 9.021% (6 Month SOFR USD + 4.75%), 10/15/2025 (a)	257,377	209,247
PQ Corp., Senior Secured First Lien Term Loan 6.915% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 06/09/2028 (a)	353,615	348,974
PQ Performance Chemicals, Senior Secured First Lien Term Loan 7.392% (1 Month LIBOR USD + 3.25%, 0.750% Floor), 08/02/2028 (a)	523,710	511,055
SCIH Salt Holdings, Inc., Senior Secured First Lien Term Loan 8.415% (6 Month LIBOR USD + 4.00%, 0.750% Floor), 03/16/2027 (a)	812,472	791,867
Spectrum Holdings III Corp., Senior Secured First Lien Term Loan 7.634% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 01/31/2025 (a)	706,422	651,674
Tronox Finance, LLC, Senior Secured First Lien Term Loan 6.634% (1 Month LIBOR USD + 2.25%), 03/10/2028 (a)	416,308	404,033
		11,109,974
COMMERCIAL SERVICES - 5.35%
AlixPartners, LLP, Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 02/04/2028 (a)	647,846	643,509
Allied Universal Holdco, LLC, Senior Secured First Lien Term Loan 7.821% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 05/12/2028 (a)	1,244,145	1,184,432
American Auto Auction Group, LLC, Senior Secured First Lien Term Loan 9.73% (3 Month SOFR USD + 5.00%, 0.750% Floor), 12/30/2027 (a)	884,070	694,437
Apex Group Treasury, LLC, Senior Secured First Lien Term Loan 8.258% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 07/27/2028 (a)	1,250,314	1,197,176
Camelot U.S. Acquisition 1 Co.
Senior Secured First Lien Term Loan 7.384% (1 Month LIBOR USD + 3.00%), 10/30/2026 (a)	699,548	689,492
Senior Secured First Lien Term Loan 7.384% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/30/2026 (a)	1,954,658	1,927,781
Corelogic, Inc., Senior Secured First Lien Term Loan 7.938% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 06/02/2028 (a)	1,218,681	1,021,029
Deerfield Dakota Holding, LLC, Senior Secured First Lien Term Loan 8.073% (1 Month SOFR USD + 3.75%, 1.000% Floor), 04/09/2027 (a)	1,583,912	1,483,191
Dun & Bradstreet Corp., Senior Secured First Lien Term Loan 7.639% (1 Month LIBOR USD + 3.25%), 02/06/2026 (a)	1,780,548	1,767,355
EAB Global, Inc., Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 08/16/2028 (a)	496,406	478,766
Galaxy U.S. Opco, Inc., Senior Secured First Lien Term Loan 9.073% (1 Month SOFR USD + 4.75%, 0.500% Floor), 04/30/2029 (a)	357,000	323,978
Garda World Security Corp.
Senior Secured First Lien Term Loan 8.93% (3 Month LIBOR USD + 4.25%), 10/30/2026 (a)	575,876	561,767
Senior Secured First Lien Term Loan 8.534% (3 Month SOFR USD + 4.25%), 02/01/2029 (a)	498,750	481,294
Indy U.S. Bidco, LLC, Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%), 03/06/2028 (a)	837,143	731,806
Pre-Paid Legal Services, Inc., Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 12/15/2028 (a)	707,653	682,127
Spin Holdco, Inc., Senior Secured First Lien Term Loan 8.765% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 03/06/2028 (a)	513,278	435,517
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%), 05/01/2024 (a)	185,137	184,951
Trans Union, LLC, Senior Secured First Lien Term Loan 6.634% (1 Month LIBOR USD + 2.25%, 0.500% Floor), 12/01/2028 (a)	1,403,672	1,392,267
		15,880,875
CONSTRUCTION & ENGINEERING - 1.96%
Amentum Government Services Holdings, LLC
Senior Secured First Lien Term Loan 8.17% (6 Month LIBOR USD + 4.00%), 02/01/2027 (a)	233,082	228,518
Senior Secured First Lien Term Loan 8.384% (1 Month LIBOR USD + 4.00%), 02/01/2027 (a)	699,993	686,284
Senior Secured First Lien Term Loan 7.558% (6 Month SOFR USD + 4.00%, 0.500% Floor), 02/15/2029 (a)	361,847	353,479
Senior Secured First Lien Term Loan 8.768% (3 Month SOFR USD + 4.00%, 0.500% Floor), 02/15/2029 (a)	319,728	312,335
American Residential Services, LLC, Senior Secured First Lien Term Loan 8.23% (3 Month LIBOR USD + 3.50%, 0.750% Floor), 10/15/2027 (a)	665,420	649,616
Api Group DE, Inc.
Senior Secured First Lien Term Loan 6.571% (1 Month LIBOR USD + 2.50%), 10/01/2026 (a)	556,066	553,169
Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%), 01/03/2029 (a)	548,606	544,971
Brand Industrial Services, Inc.
Senior Secured First Lien Term Loan 8.034% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (a)	85,172	76,548
Senior Secured First Lien Term Loan 8.608% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (a)	344,146	309,301
Centuri Group, Inc.
Senior Secured First Lien Term Loan 6.884% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 08/28/2028 (a)	49,913	49,195
Senior Secured First Lien Term Loan 7.235% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 08/28/2028 (a)	619,374	610,471
Tecta America Corp., Senior Secured First Lien Term Loan 8.688% (1 Month SOFR USD + 4.25%, 0.750% Floor), 04/06/2028 (a)	912,546	878,325
Tiger Acquisition, LLC, Senior Secured First Lien Term Loan 7.321% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 06/01/2028 (a)	587,563	559,324
		5,811,536
CONSUMER DISCRETIONARY - 1.27%
Champ Acquisition Corp., Senior Secured First Lien Term Loan 10.23% (3 Month LIBOR USD + 5.50%), 12/19/2025 (a)	168,004	166,744
Houghton Mifflin Harcourt Co., Senior Secured First Lien Term Loan 9.673% (1 Month SOFR USD + 5.25%, 0.500% Floor), 04/09/2029 (a)	1,221,938	1,165,801
Learning Care Group (U.S.) No. 2, Inc.
Senior Secured First Lien Term Loan 7.608% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (a)	345,544	322,350
Senior Secured First Lien Term Loan 7.665% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (a)	86,386	80,588
Senior Secured First Lien Term Loan 7.98% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (a)	20,625	19,240
Prometric Holdings, Inc., Senior Secured First Lien Term Loan 7.39% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 01/29/2025 (a)	953,781	842,909
Renaissance Holding Corp., Senior Secured First Lien Term Loan 8.717% (1 Month SOFR USD + 4.50%, 0.500% Floor), 03/30/2029 (a)	732,710	706,332
Tory Burch, LLC, Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 04/14/2028 (a)	369,375	342,289
WW International, Inc., Senior Secured First Lien Term Loan 7.89% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 04/13/2028 (a)	233,415	134,797
		3,781,050
CONSUMER NON-DISCRETIONARY - 0.25%
Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 8.485% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 12/22/2026 (a)	769,300	733,893
ENVIRONMENTAL SERVICES - 1.10%
Belfor Holdings, Inc., Senior Secured First Lien Term Loan 8.384% (1 Month LIBOR USD + 4.00%), 04/06/2026 (a)	497,749	495,260
Brightview Landscapes, LLC, Senior Secured First Lien Term Loan 7.573% (1 Month SOFR USD + 3.25%, 0.500% Floor), 04/20/2029 (a)	755,205	729,717
Covanta Holding Corp.
Senior Secured First Lien Term Loan 6.823% (1 Month SOFR USD + 2.50%, 0.500% Floor), 11/30/2028 (a)	613,095	609,484
Senior Secured First Lien Term Loan 6.823% (1 Month SOFR USD + 2.50%, 0.500% Floor), 11/30/2028 (a)	46,272	45,999
WIN Waste Innovations Holdings, Inc., Senior Secured First Lien Term Loan 7.48% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 03/24/2028 (a)	1,433,175	1,374,952
		3,255,412
FINANCIALS - DIVERSIFIED - 1.55%
Blackstone Mortgage Trust, Inc.
Senior Secured First Lien Term Loan 6.634% (1 Month LIBOR USD + 2.25%), 04/23/2026 (a)	565,988	553,607
Senior Secured First Lien Term Loan 7.823% (1 Month SOFR USD + 3.50%, 0.500% Floor), 05/09/2029 (a)	766,150	752,742
Citco Group, Ltd., Senior Secured First Lien Term Loan 7.554% (3 Month SOFR USD + 3.50%, 0.500% Floor), 04/26/2028 (a)	432,915	430,750
Corp. Service Co., Senior Secured First Lien Term Loan 7.673% (1 Month SOFR USD + 3.25%, 0.500% Floor), 11/02/2029 (a)	600,000	594,750
Focus Financial Partners, LLC, Senior Secured First Lien Term Loan 7.573% (1 Month SOFR USD + 3.25%, 0.500% Floor), 06/30/2028 (a)	760,456	753,011
Starwood Property Mortgage, LLC, Senior Secured First Lien Term Loan 6.884% (1 Month LIBOR USD + 2.50%), 07/27/2026 (a)	459,563	453,818
VFH Parent, LLC, Senior Secured First Lien Term Loan 7.421% (1 Month SOFR USD + 3.00%, 0.500% Floor), 01/12/2029 (a)	1,075,000	1,049,738
		4,588,416
FINANCIALS - INSURANCE - 3.35%
Acrisure, LLC
Senior Secured First Lien Term Loan 9.916% (3 Month SOFR USD + 5.75%, 1.000% Floor), 02/15/2027 (a)	575,000	571,886
Senior Secured First Lien Term Loan 8.634% (1 Month LIBOR USD + 4.25%, 0.500% Floor), 02/16/2027 (a)	262,350	254,588
AssuredPartners, Inc.
Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%), 02/12/2027 (a)	636,916	620,067
Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 02/12/2027 (a)	359,525	349,099
Asurion, LLC
Senior Secured First Lien Term Loan 7.384% (1 Month LIBOR USD + 3.00%), 11/04/2024 (a)	404,408	393,792
Senior Secured First Lien Term Loan 7.634% (1 Month LIBOR USD + 3.25%), 12/23/2026 (a)	3,365,308	3,008,451
Senior Secured First Lien Term Loan 7.634% (1 Month LIBOR USD + 3.25%), 07/30/2027 (a)	1,069,135	938,840
Senior Secured Second Lien Term Loan 9.634% (1 Month LIBOR USD + 5.25%), 01/31/2028 (a)	340,000	267,182
Senior Secured Second Lien Term Loan 9.634% (1 Month LIBOR USD + 5.25%), 01/19/2029 (a)	820,000	642,236
HUB International, Ltd., Senior Secured First Lien Term Loan 7.528% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 04/25/2025 (a)	1,962,179	1,947,237
USI, Inc., Senior Secured First Lien Term Loan 8.33% (3 Month SOFR USD + 3.75%, 0.500% Floor), 11/14/2029 (a)	955,436	948,270
		9,941,648
FOOD & BEVERAGE - 1.19%
H-Food Holdings, LLC
Senior Secured First Lien Term Loan 8.071% (1 Month LIBOR USD + 3.6875%), 05/23/2025 (a)	869,050	776,388
Senior Secured First Lien Term Loan 8.384% (1 Month LIBOR USD + 4.00%), 05/23/2025 (a)	120,000	107,614
Pegasus Bidco B.V., Senior Secured First Lien Term Loan 8.515% (3 Month SOFR USD + 4.25%, 0.500% Floor), 07/12/2029 (a)	991,000	961,270
Triton Water Holdings, Inc., Senior Secured First Lien Term Loan 8.23% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 03/31/2028 (a)	1,814,645	1,693,744
		3,539,016
HEALTHCARE - EQUIPMENT & SUPPLIES - 3.20%
athenahealth Group, Inc.
Senior Secured First Lien Term Loan 7.821% (1 Month SOFR USD + 3.50%, 0.500% Floor), 02/15/2029 (a)	1,615,664	1,462,757
Senior Secured First Lien Delayed-Draw Term Loan 7.821% (1 Month SOFR USD + 3.50%, 0.500% Floor), 02/15/2029 (a)(i)	275,217	249,171
Aveanna Healthcare, LLC, Senior Secured First Lien Term Loan 8.139% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 07/17/2028 (a)	479,582	371,437
Azalea TopCo, Inc.
Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%), 07/24/2026 (a)	219,864	202,069
Senior Secured First Lien Term Loan 7.936%, 07/24/2026 (a)(g)	154,223	142,271
Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 07/24/2026 (a)	109,689	101,325
Bausch & Lomb Corp., Senior Secured First Lien Term Loan 7.842% (3 Month SOFR USD + 3.25%, 0.500% Floor), 05/10/2027 (a)	757,195	722,296
Cvet Midco 2, LP, Senior Secured First Lien Term Loan 9.58% (3 Month SOFR USD + 5.00%, 0.500% Floor), 10/15/2029 (a)	235,000	220,783
Embecta Corp., Senior Secured First Lien Term Loan 7.791% (6 Month SOFR USD + 3.00%, 0.500% Floor), 03/30/2029 (a)	408,306	390,316
Greatbatch, Ltd., Senior Secured First Lien Term Loan 6.884% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 09/02/2028 (a)	719,196	710,386
Greenway Health, LLC, Senior Secured First Lien Term Loan 8.48% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 02/16/2024 (a)	614,250	427,518
Insulet Corp., Senior Secured First Lien Term Loan 7.688% (1 Month SOFR USD + 3.25%, 0.500% Floor), 05/04/2028 (a)	768,300	759,660
Medline Borrower, LP, Senior Secured First Lien Term Loan 7.634% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 10/23/2028 (a)	933,823	889,097
Milano Acquisition Corp., Senior Secured First Lien Term Loan 8.73% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 10/01/2027 (a)	927,463	872,975
MPH Acquisition Holdings, LLC, Senior Secured First Lien Term Loan 8.985% (3 Month LIBOR USD + 4.25%, 0.500% Floor), 09/01/2028 (a)	482,159	414,054
Navicure, Inc., Senior Secured First Lien Term Loan 8.384% (1 Month LIBOR USD + 4.00%), 10/22/2026 (a)	1,575,921	1,552,282
		9,488,397
HEALTHCARE - FACILITIES - 3.44%
ADMI Corp.
Senior Secured First Lien Term Loan 7.759% (1 Month LIBOR USD + 3.375%, 0.500% Floor), 12/23/2027 (a)	641,685	583,773
Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 12/23/2027 (a)	641,875	586,314
CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan 7.634% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 09/29/2028 (a)	1,021,075	1,001,154
Electron Bidco, Inc., Senior Secured First Lien Term Loan 7.387% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 11/01/2028 (a)	1,396,448	1,361,711
Global Medical Response, Inc.
Senior Secured First Lien Term Loan 8.634% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 03/14/2025 (a)	524,725	374,961
Senior Secured First Lien Term Loan 8.422% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 10/02/2025 (a)	321,845	227,506
Heartland Dental, LLC
Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%), 04/30/2025 (a)	802,870	744,060
Senior Secured First Lien Term Loan 8.387% (1 Month LIBOR USD + 4.00%), 04/30/2025 (a)	1,108,125	1,032,495
Option Care Health, Inc., Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 10/27/2028 (a)	768,240	763,919
Pluto Acquisition I, Inc., Senior Secured First Lien Term Loan 8.735% (3 Month LIBOR USD + 4.00%), 06/22/2026 (a)	1,051,747	715,188
Premier Dental Services, Inc.
Senior Secured First Lien Term Loan 9.235% (3 Month LIBOR USD + 4.50%, 0.750% Floor), 08/18/2028 (a)	308,129	283,350
Senior Secured First Lien Delayed-Draw Term Loan 9.235% (3 Month LIBOR USD + 4.50%, 0.750% Floor), 08/18/2028 (a)	31,478	28,947
Sotera Health Holdings, LLC, Senior Secured First Lien Term Loan 7.165% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 12/11/2026 (a)	1,136,000	1,053,640
U.S. Radiology Specialists, Inc., Senior Secured First Lien Term Loan 8.938% (3 Month LIBOR USD + 5.25%, 0.500% Floor), 12/15/2027 (a)	720,720	653,041
Vizient, Inc., Senior Secured First Lien Term Loan 6.671% (1 Month SOFR USD + 2.25%, 0.500% Floor), 04/27/2029 (a)	812,915	813,118
		10,223,177
HEALTHCARE - LIFE SCIENCES - 2.10%
Avantor Funding, Inc., Senior Secured First Lien Term Loan 6.634% (1 Month LIBOR USD + 2.25%, 0.500% Floor), 11/08/2027 (a)	1,207,383	1,203,610
Cambrex Corp., Senior Secured First Lien Term Loan 7.923% (1 Month SOFR USD + 3.50%, 0.750% Floor), 12/04/2026 (a)	1,522,797	1,483,013
Curia Global, Inc., Senior Secured First Lien Term Loan 8.165% (3 Month LIBOR USD + 3.75%, 0.750% Floor), 08/31/2026 (a)	1,647,094	1,364,519
ICON Luxembourg SARL, Senior Secured First Lien Term Loan 7.00% (3 Month LIBOR USD + 2.25%, 0.500% Floor), 07/03/2028 (a)	1,033,759	1,031,955
Phoenix Newco, Inc., Senior Secured First Lien Term Loan 7.321% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 11/15/2028 (a)	919,346	887,427
PRA Health Sciences, Inc., Senior Secured First Lien Term Loan 7.00% (3 Month LIBOR USD + 2.25%, 0.500% Floor), 07/03/2028 (a)	257,562	257,112
		6,227,636
HEALTHCARE - MANAGED HEALTH CARE - 0.57%
Bella Holding Co., LLC, Senior Secured First Lien Term Loan 7.821% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 05/10/2028 (a)	455,238	430,882
Verscend Holding Corp., Senior Secured First Lien Term Loan 8.384% (1 Month LIBOR USD + 4.00%), 08/27/2025 (a)	1,258,831	1,253,324
		1,684,206
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 0.43%
Organon & Co., Senior Secured First Lien Term Loan 7.75% (3 Month LIBOR USD + 3.00%, 0.500% Floor), 06/02/2028 (a)	1,288,807	1,279,489
HEALTHCARE - REITs - 0.26%
AHP Health Partners, Inc., Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 08/24/2028 (a)	787,038	774,988
INDUSTRIAL MACHINERY - 4.54%
AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan 7.967% (1 Month SOFR USD + 3.75%, 0.500% Floor), 07/31/2028 (a)	905,450	855,084
Ali Group North America Corp., Senior Secured First Lien Term Loan 6.438% (1 Month SOFR USD + 2.00%), 07/30/2029 (a)	614,689	610,847
ASP Blade Holdings, Inc., Senior Secured First Lien Term Loan 8.73% (3 Month LIBOR USD + 4.00%, 0.500% Floor), 10/13/2028 (a)	995,541	798,300
AZZ, Inc., Senior Secured First Lien Term Loan 8.673% (3 Month SOFR USD + 4.25%, 0.500% Floor), 05/11/2029 (a)	557,295	557,905
Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 08/01/2025 (a)	1,696,501	1,675,210
Chart Industries, Inc., Senior Secured First Lien Term Loan 7.874%, 12/28/2029 (a)(g)	1,670,000	1,655,397
Clark Equipment Co., Senior Secured First Lien Term Loan 7.18% (3 Month SOFR USD + 2.50%, 0.500% Floor), 04/20/2029 (a)	447,618	442,022
Columbus McKinnon Corp., Senior Secured First Lien Term Loan 7.50% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 05/15/2028 (a)	406,051	401,483
Conair Holdings, LLC, Senior Secured First Lien Term Loan 7.424% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 05/17/2028 (a)	608,454	514,904
CPM Holdings, Inc.
Senior Secured First Lien Term Loan 7.62% (1 Month LIBOR USD + 3.50%), 11/17/2025 (a)	423,382	417,031
Senior Secured Second Lien Term Loan 12.37% (1 Month LIBOR USD + 8.25%), 11/16/2026 (a)	219,444	215,422
Filtration Group Corp., Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 10/20/2028 (a)	1,581,087	1,556,050
Gates Global, LLC, Senior Secured First Lien Term Loan 7.823% (1 Month SOFR USD + 3.50%, 0.500% Floor), 11/16/2029 (a)	525,683	522,891
Madison IAQ, LLC, Senior Secured First Lien Term Loan 7.988% (3 Month LIBOR USD + 3.25%, 0.500% Floor), 06/21/2028 (a)	601,835	561,440
Penn Engineering & Manufacturing Corp., Senior Secured First Lien Term Loan 7.23% (3 Month LIBOR USD + 2.50%, 1.000% Floor), 06/27/2024 (a)	584,302	584,302
Pro Mach Group, Inc., Senior Secured First Lien Term Loan 8.384% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 08/31/2028 (a)	977,406	952,848
TK Elevator Midco GMBH, Senior Secured First Lien Term Loan 6.871% (6 Month LIBOR USD + 3.50%, 0.500% Floor), 07/30/2027 (a)	612,256	590,687
Vertiv Group Corp., Senior Secured First Lien Term Loan 6.892% (1 Month LIBOR USD + 2.75%), 03/02/2027 (a)	575,974	557,376
		13,469,199
LEISURE - CASINOS & GAMING - 3.35%
Aristocrat Technologies, Inc., Senior Secured First Lien Term Loan 6.93% (3 Month SOFR USD + 2.25%, 0.500% Floor), 05/24/2029 (a)	224,143	224,143
Bally's Corp., Senior Secured First Lien Term Loan 7.542% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 10/02/2028 (a)	419,877	389,646
Entain Holdings (Gibraltar), Ltd.
Senior Secured First Lien Term Loan 7.23% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 03/29/2027 (a)	735,795	731,542
Senior Secured First Lien Term Loan 8.18% (3 Month SOFR USD + 3.50%, 0.500% Floor), 10/31/2029 (a)	760,000	757,625
Everi Holdings, Inc., Senior Secured First Lien Term Loan 6.884% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 08/03/2028 (a)	459,188	456,127
Fertitta Entertainment, LLC, Senior Secured First Lien Term Loan 8.323% (1 Month SOFR USD + 4.00%, 0.500% Floor), 01/29/2029 (a)	1,054,886	1,005,048
Golden Entertainment, Inc., Senior Secured First Lien Term Loan 7.39% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 10/21/2024 (a)	440,765	440,214
Penn National Gaming, Inc., Senior Secured First Lien Term Loan 7.173% (1 Month SOFR USD + 2.75%, 0.500% Floor), 05/03/2029 (a)	1,506,032	1,493,585
Scientific Games International, Inc., Senior Secured First Lien Term Loan 7.417% (1 Month SOFR USD + 3.00%, 0.500% Floor), 04/16/2029 (a)	863,660	854,099
Stars Group Holdings B.V.
Senior Secured First Lien Term Loan 6.98% (3 Month LIBOR USD + 2.25%), 07/21/2026 (a)	3,133,212	3,094,908
Senior Secured First Lien Term Loan 8.092% (3 Month SOFR USD + 3.25%, 0.500% Floor), 07/21/2028 (a)	508,725	507,242
		9,954,179
LEISURE - HOTELS - 1.72%
Alterra Mountain Co., Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 08/17/2028 (a)	1,809,472	1,791,947
Carnival Corp., Senior Secured First Lien Term Loan 7.634% (1 Month LIBOR USD + 3.25%, 0.750% Floor), 10/18/2028 (a)	486,090	456,439
Herschend Entertainment Co., LLC, Senior Secured First Lien Term Loan 8.19% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 08/28/2028 (a)	1,188,707	1,179,793
Hilton Grand Vacations Borrower, LLC, Senior Secured First Lien Term Loan 7.384% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 08/02/2028 (a)	438,450	436,093
Lakeland Tours, LLC
Senior Secured First Lien Term Loan 10.415% (3 Month LIBOR USD + 6.00%, 1.250% Floor), 09/25/2025 (a)	239,594	196,068
Senior Unsecured First Lien Term Loan 13.25% PIK, 09/27/2027	292,892	187,940
United PF Holdings, LLC, Senior Secured First Lien Term Loan 8.73% (3 Month LIBOR USD + 4.00%), 12/30/2026 (a)	1,038,989	846,126
		5,094,406
LEISURE - RESTAURANTS - 1.52%
Dave & Buster's, Inc., Senior Secured First Lien Term Loan 9.438% (1 Month SOFR USD + 5.00%, 0.500% Floor), 06/29/2029 (a)	545,633	543,758
IRB Holding Corp.
Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 02/05/2025 (a)	734,669	729,273
Senior Secured First Lien Term Loan 7.317% (1 Month SOFR USD + 3.00%, 0.750% Floor), 12/15/2027 (a)	1,293,526	1,257,307
Tacala, LLC, Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 02/05/2027 (a)	1,132,725	1,092,230
Whatabrands, LLC, Senior Secured First Lien Term Loan 7.634% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 08/03/2028 (a)	901,890	873,706
		4,496,274
MEDIA - BROADCASTING - 2.21%
EW Scripps Co.
Senior Secured First Lien Term Loan 6.946% (1 Month LIBOR USD + 2.5625%, 0.750% Floor), 05/01/2026 (a)	864,905	852,256
Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 01/07/2028 (a)	873,326	851,418
Gray Television, Inc., Senior Secured First Lien Term Loan 7.12% (1 Month LIBOR USD + 3.00%), 12/01/2028 (a)	1,727,550	1,681,304
Hubbard Radio, LLC, Senior Secured First Lien Term Loan 8.64% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 03/28/2025 (a)	475,118	422,855
Learfield Communications, LLC, Senior Secured First Lien Term Loan 7.64% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 12/01/2023 (a)	731,505	550,326
Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan 6.884% (1 Month LIBOR USD + 2.50%), 09/18/2026 (a)	700,890	696,422
Sinclair Television Group, Inc., Senior Secured First Lien Term Loan 6.89% (1 Month LIBOR USD + 2.50%), 09/30/2026 (a)	914,288	874,059
Univision Communications, Inc.
Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	107,264	107,287
Senior Secured First Lien Term Loan 8.83% (3 Month SOFR USD + 4.25%, 0.500% Floor), 06/24/2029 (a)	520,385	515,441
		6,551,368
MEDIA - CABLE & SATELLITE - 4.26%
Connect U.S. Finco, LLC, Senior Secured First Lien Term Loan 7.89% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 12/11/2026 (a)	1,799,909	1,782,845
Coral-U.S. Co-Borrower, LLC, Senior Secured First Lien Term Loan 6.568% (1 Month LIBOR USD + 2.25%), 01/31/2028 (a)	585,000	567,596
DIRECTV Financing, LLC, Senior Secured First Lien Term Loan 9.384% (1 Month LIBOR USD + 5.00%, 0.750% Floor), 08/02/2027 (a)	1,421,490	1,386,990
Iridium Satellite, LLC, Senior Secured First Lien Term Loan 6.923% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 11/04/2026 (a)	549,640	545,469
Maxar Technologies, Ltd., Senior Secured First Lien Term Loan 8.673% (1 Month SOFR USD + 4.25%, 0.500% Floor), 06/14/2029 (a)	1,360,165	1,360,771
Radiate Holdco, LLC, Senior Secured First Lien Term Loan 7.634% (1 Month LIBOR USD + 3.25%, 0.750% Floor), 09/25/2026 (a)	965,818	789,006
Telenet Financing USD, LLC, Senior Secured First Lien Term Loan 6.318% (1 Month LIBOR USD + 2.00%), 04/28/2028 (a)	2,230,000	2,175,922
Telesat Canada, Senior Secured First Lien Term Loan 7.17% (3 Month LIBOR USD + 2.75%), 12/07/2026 (a)	1,292,907	609,974
UPC Financing Partnership, Senior Secured First Lien Term Loan 6.568% (1 Month LIBOR USD + 2.25%), 04/28/2028 (a)	765,000	748,266
Virgin Media Bristol, LLC, Senior Secured First Lien Term Loan 6.818% (1 Month LIBOR USD + 2.50%), 01/31/2028 (a)	1,035,000	1,019,568
WideOpenWest Finance, LLC, Senior Secured First Lien Term Loan 7.58% (3 Month SOFR USD + 3.00%, 0.500% Floor), 12/20/2028 (a)	737,550	715,424
Xplornet Communications, Inc., Senior Secured First Lien Term Loan 8.384% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 10/02/2028 (a)	1,197,351	941,417
		12,643,248
MEDIA - DIVERSIFIED - 1.33%
ABG Intermediate Holdings 2, LLC, Senior Secured First Lien Term Loan 7.634% (1 Month LIBOR USD + 3.25%, 0.750% Floor), 09/27/2024 (a)	750,379	746,548
Arches Buyer, Inc., Senior Secured First Lien Term Loan 7.634% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 12/06/2027 (a)	1,318,169	1,223,841
Buzz Finco, LLC, Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%), 01/29/2027 (a)	612,675	604,637
Dotdash Meredith, Inc., Senior Secured First Lien Term Loan 8.224% (1 Month SOFR USD + 4.00%, 0.500% Floor), 12/01/2028 (a)	530,527	458,906
Getty Images, Inc., Senior Secured First Lien Term Loan 8.938% (1 Month LIBOR USD + 4.50%), 02/19/2026 (a)	915,042	914,470
		3,948,402
MEDIA - ENTERTAINMENT - 3.01%
CDS U.S. Intermediate Holdings, Inc., Senior Secured First Lien Term Loan 10.726% (3 Month LIBOR USD + 6.00%, 1.000% Floor), 11/24/2025 (a)	642,873	640,864
Cirque Du Soleil Holding, Senior Secured Second Lien Term Loan 4.642% (3 Month LIBOR USD + 1.00%, 1.000% Floor), 11/24/2027 (a)	393,207	385,630
Creative Artists Agency, LLC
Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%), 11/26/2026 (a)	572,040	569,357
Senior Secured First Lien Term Loan 8.573% (1 Month SOFR USD + 4.25%, 1.000% Floor), 11/27/2026 (a)	174,125	173,363
Crown Finance U.S., Inc.
Senior Secured First Lien Term Loan 13.882% (1 Month SOFR USD + 10.00%, 1.000% Floor), 09/07/2023 (a)	56,742	55,880
Senior Secured First Lien Term Loan 14.417% (1 Month SOFR USD + 10.00%, 1.000% Floor), 09/07/2023 (a)	675,234	664,966
Senior Secured First Lien Term Loan 5.487% (6 Month LIBOR USD + 2.75%, 1.000% Floor), 09/30/2026 (a)(j)	1,489,347	275,745
Delta 2 (Lux) SARL, Senior Secured First Lien Term Loan 7.573% (1 Month SOFR USD + 3.25%, 0.500% Floor), 01/14/2030 (a)	850,000	850,638
Lions Gate Capital Holdings, LLC, Senior Secured First Lien Term Loan 6.634% (1 Month LIBOR USD + 2.25%), 03/24/2025 (a)	429,483	411,230
Nascar Holdings, LLC, Senior Secured First Lien Term Loan 6.884% (1 Month LIBOR USD + 2.50%), 10/19/2026 (a)	440,910	440,463
Playtika Holding Corp., Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%), 03/13/2028 (a)	2,391,307	2,288,182
UFC Holdings, LLC, Senior Secured First Lien Term Loan 7.11% (3 Month LIBOR USD + 2.75%, 0.750% Floor), 04/29/2026 (a)	741,951	733,604
William Morris Endeavor Entertainment, LLC, Senior Secured First Lien Term Loan 7.14% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	980,828	962,193
WMG Acquisition Corp., Senior Secured First Lien Term Loan 6.509% (1 Month LIBOR USD + 2.125%), 01/20/2028 (a)	498,077	493,096
		8,945,211
METALS & MINING - 0.46%
Atkore International, Inc., Senior Secured First Lien Term Loan 6.188% (6 Month LIBOR USD + 2.00%, 0.500% Floor), 05/26/2028 (a)	386,988	385,941
GrafTech Finance, Inc., Senior Secured First Lien Term Loan 7.384% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 02/12/2025 (a)	205,729	204,186
Grinding Media, Inc.
Senior Secured First Lien Term Loan 7.702% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 10/12/2028 (a)	286,109	267,512
Senior Secured First Lien Term Loan 7.702% (6 Month LIBOR USD + 4.00%, 0.750% Floor), 10/12/2028 (a)	359,692	336,312
Senior Secured First Lien Term Loan 8.765% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 10/12/2028 (a)	179,749	168,065
		1,362,016
MIDSTREAM - STORAGE & TRANSPORT - 1.50%
Buckeye Partners, LP, Senior Secured First Lien Term Loan 6.634% (1 Month LIBOR USD + 2.25%), 11/02/2026 (a)	675,992	673,071
DT Midstream, Inc., Senior Secured First Lien Term Loan 6.438% (1 Month LIBOR USD + 2.00%, 0.500% Floor), 06/26/2028 (a)	229,614	230,260
ITT Holdings, LLC, Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 07/10/2028 (a)	572,750	567,023
Northriver Midstream Finance, LP, Senior Secured First Lien Term Loan 6.924% (3 Month LIBOR USD + 3.25%), 10/01/2025 (a)	722,913	718,846
Oryx Midstream Services Permian Basin, LLC, Senior Secured First Lien Term Loan 7.924% (3 Month LIBOR USD + 3.25%, 0.500% Floor), 10/05/2028 (a)	1,264,874	1,251,928
TransMontaigne Operating Co., LP
Senior Secured First Lien Term Loan 7.854% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 11/17/2028 (a)	513,315	504,493
Senior Secured First Lien Term Loan 7.889% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 11/17/2028 (a)	513,315	504,494
		4,450,115
OIL & GAS - EQUIPMENT & SERVICES - 0.13%
U.S. Silica Co., Senior Secured First Lien Term Loan 8.438% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 05/01/2025 (a)	399,643	396,646
PACKAGING - 2.14%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 8.598% (1 Month SOFR USD + 4.175%, 0.500% Floor), 04/13/2029 (a)	622,870	594,763
LABL, Inc., Senior Secured First Lien Term Loan 9.384% (1 Month LIBOR USD + 5.00%, 0.500% Floor), 10/30/2028 (a)	829,620	789,694
Mauser Packaging Solutions Holding Co., Senior Secured First Lien Term Loan 7.37% (1 Month LIBOR USD + 3.25%), 04/03/2024 (a)	1,587,386	1,552,994
Plastipak Packaging, Inc., Senior Secured First Lien Term Loan 6.938% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 12/01/2028 (a)	492,782	488,251
Pregis Topco, LLC
Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 07/31/2026 (a)	543,125	528,189
Senior Secured First Lien Term Loan 8.188% (1 Month SOFR USD + 3.75%), 07/31/2026 (a)	528,650	515,236
RLG Holdings, LLC, Senior Secured First Lien Term Loan 8.384% (1 Month LIBOR USD + 4.00%, 0.750% Floor), 07/07/2028 (a)	582,120	549,620
Sabert Corp., Senior Secured First Lien Term Loan 8.938% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 12/10/2026 (a)	458,480	456,188
Trident TPI Holdings, Inc.
Senior Secured First Lien Term Loan 7.674% (3 Month LIBOR USD + 4.00%, 0.500% Floor), 09/15/2028 (a)	805,156	775,108
Senior Secured First Lien Term Loan 7.674% (3 Month LIBOR USD + 4.00%, 0.500% Floor), 09/15/2028 (a)	71,791	69,111
Senior Secured First Lien Term Loan 8.071% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 09/15/2028 (a)	42,915	41,314
		6,360,468
RETAIL - FOOD & DRUG - 0.35%
BJ's Wholesale Club, Inc., Senior Secured First Lien Term Loan 6.27% (1 Month LIBOR USD + 2.00%), 02/02/2024 (a)	645,834	646,977
JP Intermediate B, LLC, Senior Secured First Lien Term Loan 9.915% (3 Month LIBOR USD + 5.50%, 1.000% Floor), 11/20/2025 (a)	517,663	377,894
		1,024,871
RETAILING - 1.95%
Autokiniton U.S. Holdings, Inc., Senior Secured First Lien Term Loan 8.792% (1 Month LIBOR USD + 4.50%, 0.500% Floor), 04/06/2028 (a)	662,905	643,435
Belron Finance U.S., LLC, Senior Secured First Lien Term Loan 7.063% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 04/13/2028 (a)	1,203,884	1,195,420
Great Outdoors Group, LLC, Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 03/06/2028 (a)	1,149,650	1,107,257
Harbor Freight Tools U.S.A., Inc., Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 10/19/2027 (a)	490,973	468,989
Hoya Midco, LLC, Senior Secured First Lien Term Loan 7.573% (1 Month SOFR USD + 3.25%, 0.500% Floor), 01/26/2029 (a)	561,663	556,047
Michaels Cos., Inc., Senior Secured First Lien Term Loan 8.98% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 04/14/2028 (a)	583,120	505,533
Pug, LLC, Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%), 02/12/2027 (a)	911,800	759,074
Restoration Hardware, Inc., Senior Secured First Lien Term Loan 6.884% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 10/20/2028 (a)	498,191	459,706
Sally Holdings, LLC, Senior Secured First Lien Term Loan 6.64% (1 Month LIBOR USD + 2.25%), 07/05/2024 (a)	93,632	93,398
		5,788,859
TECHNOLOGY - SOFTWARE & SERVICES - 13.47%
Access CIG, LLC
Senior Secured First Lien Term Loan 7.821% (1 Month LIBOR USD + 3.75%), 02/27/2025 (a)	1,901,605	1,866,939
Senior Secured Second Lien Term Loan 11.821% (1 Month LIBOR USD + 7.75%), 02/27/2026 (a)	616,742	548,901
Almonde, Inc., Senior Secured First Lien Term Loan 6.871% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 06/13/2024 (a)	2,980,803	2,644,211
Barracuda Parent, LLC, Senior Secured First Lien Term Loan 8.594% (1 Month SOFR USD + 4.50%, 0.500% Floor), 08/15/2029 (a)	1,040,000	1,004,754
Boxer Parent Co., Inc., Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%), 10/02/2025 (a)	1,089,672	1,045,840
CCC Information Services, Inc., Senior Secured First Lien Term Loan 6.634% (1 Month LIBOR USD + 2.25%, 0.500% Floor), 09/21/2028 (a)	619,740	616,022
Central Parent, Inc., Senior Secured First Lien Term Loan 9.08% (3 Month SOFR USD + 4.50%, 0.500% Floor), 07/06/2029 (a)	955,000	948,000
CommerceHub, Inc., Senior Secured First Lien Term Loan 8.777% (6 Month SOFR USD + 4.00%, 0.750% Floor), 12/29/2027 (a)	663,460	611,710
Connectwise, LLC, Senior Secured First Lien Term Loan 7.886% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 09/29/2028 (a)	1,159,910	1,104,815
Dawn Acquisition, LLC, Senior Secured First Lien Term Loan 7.424% (3 Month LIBOR USD + 3.75%), 12/31/2025 (a)	483,748	319,791
DCert Buyer, Inc., Senior Secured First Lien Term Loan 8.696% (6 Month SOFR USD + 4.00%), 10/16/2026 (a)	1,042,155	1,009,030
E2Open, LLC, Senior Secured First Lien Term Loan 7.685% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 02/04/2028 (a)	813,093	800,644
EagleView Technology Corp., Senior Secured First Lien Term Loan 8.23% (3 Month LIBOR USD + 3.50%), 08/14/2025 (a)	854,400	753,342
Ensono, LP, Senior Secured First Lien Term Loan 8.901% (6 Month LIBOR USD + 3.75%, 0.750% Floor), 05/19/2028 (a)	772,861	696,541
Gen Digital, Inc., Senior Secured First Lien Term Loan 6.423% (1 Month SOFR USD + 2.00%, 0.500% Floor), 09/12/2029 (a)	1,515,000	1,492,593
GI Consilio Parent, LLC, Senior Secured First Lien Term Loan 8.384% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 05/12/2028 (a)	295,486	280,289
Greeneden U.S. Holdings II, LLC, Senior Secured First Lien Term Loan 8.384% (1 Month LIBOR USD + 4.00%, 0.750% Floor), 12/01/2027 (a)	556,371	535,393
Hyland Software, Inc., Senior Secured First Lien Term Loan 7.884% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 07/01/2024 (a)	1,365,780	1,350,244
McAfee Corp., Senior Secured First Lien Term Loan 7.974% (1 Month SOFR USD + 3.75%, 0.500% Floor), 03/01/2029 (a)	1,886,717	1,761,382
Mitchell International, Inc., Senior Secured First Lien Term Loan 8.415% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 10/16/2028 (a)	1,999,888	1,848,866
Moneygram International, Inc., Senior Secured First Lien Term Loan 8.884% (1 Month LIBOR USD + 4.50%, 0.500% Floor), 07/21/2026 (a)	195,090	194,998
NAB Holdings, LLC, Senior Secured First Lien Term Loan 7.73% (3 Month SOFR USD + 3.00%, 0.500% Floor), 11/24/2028 (a)	500,640	488,499
N-Able International Holdings II, LLC, Senior Secured First Lien Term Loan 7.735% (3 Month LIBOR USD + 3.00%, 0.500% Floor), 07/19/2028 (a)	506,588	493,923
Open Text Corp., Senior Secured First Lien Term Loan 7.301%, 11/16/2029 (a)(g)	2,335,542	2,286,788
Optiv Security, Inc., Senior Secured First Lien Term Loan 7.42% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 02/01/2024 (a)	2,603,003	2,496,175
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan 8.39% (1 Month LIBOR USD + 4.00%), 04/26/2024 (a)	2,322,165	2,271,078
Proofpoint, Inc., Senior Secured First Lien Term Loan 7.985% (3 Month LIBOR USD + 3.25%, 0.500% Floor), 08/31/2028 (a)	1,436,490	1,384,812
RealPage, Inc., Senior Secured First Lien Term Loan 7.384% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 04/24/2028 (a)	1,206,961	1,150,234
Rocket Software, Inc.
Senior Secured First Lien Term Loan 8.634% (1 Month LIBOR USD + 4.25%), 11/28/2025 (a)	330,841	318,890
Senior Secured First Lien Term Loan 8.634% (1 Month LIBOR USD + 4.25%, 0.500% Floor), 11/28/2025 (a)	216,536	209,093
Sedgwick Claims Management Services, Inc.
Senior Secured First Lien Term Loan 7.634% (1 Month LIBOR USD + 3.25%), 12/31/2025 (a)	443,159	431,803
Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%), 09/03/2026 (a)	158,577	155,943
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 8.323% (1 Month SOFR USD + 4.00%), 02/05/2027 (a)	1,064,301	1,055,430
Sovos Compliance, LLC, Senior Secured First Lien Term Loan 8.571% (1 Month LIBOR USD + 4.50%, 0.500% Floor), 08/11/2028 (a)	494,022	456,352
SS&C Technologies, Inc.
Senior Secured First Lien Term Loan 6.673% (1 Month SOFR USD + 2.25%, 0.500% Floor), 03/22/2029 (a)	604,526	594,893
Senior Secured First Lien Term Loan 6.673% (1 Month SOFR USD + 2.25%, 0.500% Floor), 03/22/2029 (a)	401,207	394,814
TIBCO Software, Inc., Senior Secured First Lien Term Loan 9.18% (3 Month SOFR USD + 4.50%, 0.500% Floor), 03/30/2029 (a)	600,000	537,321
TierPoint, LLC, Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 05/05/2026 (a)	433,693	406,721
UKG, Inc.
Senior Secured First Lien Term Loan 6.998% (3 Month LIBOR USD + 3.25%, 0.500% Floor), 05/04/2026 (a)	974,738	929,657
Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%), 05/04/2026 (a)	724,658	700,070
VM Consolidated, Inc., Senior Secured First Lien Term Loan 7.634% (1 Month LIBOR USD + 3.25%), 03/24/2028 (a)	657,492	654,863
VS Buyer, LLC, Senior Secured First Lien Term Loan 7.384% (1 Month LIBOR USD + 3.00%), 02/26/2027 (a)	455,828	444,147
WEX, Inc., Senior Secured First Lien Term Loan 6.634% (1 Month LIBOR USD + 2.25%), 03/31/2028 (a)	704,453	701,371
		39,997,182
TECHNOLOGY HARDWARE - 1.29%
EOS U.S. Finco, LLC, Senior Secured First Lien Term Loan 9.612% (3 Month SOFR USD + 6.00%, 0.500% Floor), 10/05/2029 (a)	422,266	412,237
II-VI, Inc., Senior Secured First Lien Term Loan 7.134% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 06/29/2029 (a)	921,844	914,469
Ingram Micro, Inc., Senior Secured First Lien Term Loan 8.23% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 06/30/2028 (a)	531,900	525,251
MKS Instruments, Inc., Senior Secured First Lien Term Loan 7.171% (1 Month SOFR USD + 2.75%, 0.500% Floor), 08/17/2029 (a)	1,283,783	1,271,632
Presidio Holdings, Inc.
Senior Secured First Lien Term Loan 7.89% (1 Month LIBOR USD + 3.50%), 01/22/2027 (a)	28,899	28,493
Senior Secured First Lien Term Loan 7.92% (3 Month LIBOR USD + 3.50%), 01/22/2027 (a)	693,576	683,824
		3,835,906
TELECOMMUNICATION SERVICES - DIVERSIFIED - 2.58%
Cablevision Lightpath, LLC, Senior Secured First Lien Term Loan 7.568% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 11/30/2027 (a)	145,923	139,996
Cincinnati Bell, Inc., Senior Secured First Lien Term Loan 7.673% (1 Month SOFR USD + 3.25%, 0.500% Floor), 11/22/2028 (a)	574,200	565,013
Consolidated Communications, Inc., Senior Secured First Lien Term Loan 7.875% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 10/04/2027 (a)	933,868	827,641
Eagle Broadband Investments, LLC, Senior Secured First Lien Term Loan 7.75% (3 Month LIBOR USD + 3.00%, 0.750% Floor), 11/12/2027 (a)	615,980	591,981
Lumen Technologies, Inc., Senior Secured First Lien Term Loan 6.634% (1 Month LIBOR USD + 2.25%), 03/15/2027 (a)	2,328,303	2,215,415
Numericable U.S., LLC, Senior Secured First Lien Term Loan 8.65% (3 Month LIBOR USD + 4.00%), 08/14/2026 (a)	755,701	705,009
Voyage U.S., LLC, Senior Secured First Lien Term Loan 7.743% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 07/20/2028 (a)	474,988	452,426
Zayo Group Holdings, Inc.
Senior Secured First Lien Term Loan 7.384% (1 Month LIBOR USD + 3.00%), 03/09/2027 (a)	1,272,474	1,036,455
Senior Secured First Lien Term Loan 8.573% (1 Month SOFR USD + 4.25%, 0.500% Floor), 03/09/2027 (a)	367,225	306,517
Ziggo Financing Partnership, Senior Secured First Lien Term Loan 6.818% (1 Month LIBOR USD + 2.50%), 04/28/2028 (a)	845,000	825,924
		7,666,377
TELECOMMUNICATION SERVICES - WIRELESS - 0.17%
CCI Buyer, Inc., Senior Secured First Lien Term Loan 8.58% (3 Month SOFR USD + 4.00%, 0.750% Floor), 12/17/2027 (a)	535,463	512,973
TRANSPORTATION - 2.47%
AAdvantage Loyalty IP, Ltd., Senior Secured First Lien Term Loan 8.993% (3 Month LIBOR USD + 4.75%, 0.750% Floor), 04/20/2028 (a)	727,184	725,253
Atlas CC Acquisition Corp.
Senior Secured First Lien Term Loan 8.985% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 05/25/2028 (a)	1,102,541	933,615
Senior Secured First Lien Term Loan 8.985% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 05/25/2028 (a)	233,088	197,376
Avis Budget Car Rental, LLC, Senior Secured First Lien Term Loan 7.923% (1 Month SOFR USD + 3.50%, 0.500% Floor), 03/15/2029 (a)	211,481	208,838
Brown Group Holding, LLC
Senior Secured First Lien Term Loan 7.844% (3 Month SOFR USD + 3.75%, 0.500% Floor), 07/02/2029 (a)	385,664	385,031
Senior Secured First Lien Term Loan 8.073% (1 Month SOFR USD + 3.75%, 0.500% Floor), 07/02/2029 (a)	149,994	149,748
Hertz Corp.
Senior Secured First Lien Term Loan 7.63% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 06/30/2028 (a)	381,249	374,471
Senior Secured First Lien Term Loan 7.63% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 06/30/2028 (a)	72,945	71,648
Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan 8.134% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 03/24/2026 (a)	482,741	471,792
Lasership, Inc., Senior Secured First Lien Term Loan 9.23% (6 Month LIBOR USD + 4.50%, 0.750% Floor), 05/08/2028 (a)	1,588,651	1,151,104
PODS, LLC, Senior Secured First Lien Term Loan 7.384% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 03/31/2028 (a)	973,719	924,425
Uber Technologies, Inc.
Senior Secured First Lien Term Loan 8.235% (3 Month LIBOR USD + 3.50%), 04/04/2025 (a)	896,319	896,798
Senior Secured First Lien Term Loan 8.235% (3 Month LIBOR USD + 3.50%), 02/25/2027 (a)	331,769	331,591
WWEX UNI TopCo Holdings, LLC, Senior Secured First Lien Term Loan 8.73% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 07/26/2028 (a)	567,270	520,984
		7,342,674
UTILITIES - POWER - 0.70%
Calpine Construction Finance Co., LP, Senior Secured First Lien Term Loan 6.384% (1 Month LIBOR USD + 2.00%), 01/15/2025 (a)	833,232	832,449
Calpine Corp., Senior Secured First Lien Term Loan 6.89% (1 Month LIBOR USD + 2.50%), 12/16/2027 (a)	372,400	369,311
Eastern Power, LLC, Senior Secured First Lien Term Loan 8.48% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 10/02/2025 (a)	115,228	103,121
Lightstone Holdco, LLC
Senior Secured First Lien Term Loan 10.073% (1 Month SOFR USD + 5.75%, 1.000% Floor), 02/01/2027 (a)	787,997	724,957
Senior Secured First Lien Term Loan 10.073% (1 Month SOFR USD + 5.75%, 1.000% Floor), 02/01/2027 (a)	44,568	41,003
New Frontera Holdings, LLC, Senior Secured Second Lien Term Loan 5.174% (3 Month LIBOR USD + 1.50%, 1.000% Floor), 07/28/2028 (a)	57,484	14,371
		2,085,212
TOTAL BANK LOANS (Cost $259,153,202)		247,402,260

CORPORATE BONDS - 10.57% (f)
AEROSPACE & DEFENSE - 0.62%
TransDigm, Inc. 6.25%, 03/15/2026 (h)	1,850,000	1,828,522
BUILDING PRODUCTS - 0.15%
Standard Industries, Inc. 3.375%, 01/15/2031 (h)	600,000	453,521
CHEMICALS - 0.16%
Olympus Water U.S. Holding Corp. 7.125%, 10/01/2027 (h)	490,000	469,810
COMMERCIAL SERVICES - 0.42%
Garda World Security Corp. 4.625%, 02/15/2027 (c)(h)	710,000	628,137
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (h)	625,000	627,148
		1,255,285
CONSTRUCTION & ENGINEERING - 0.19%
Pike Corp. 5.50%, 09/01/2028 (h)	638,000	558,805
ENVIRONMENTAL SERVICES - 0.38%
GFL Environmental, Inc. 4.00%, 08/01/2028 (c)(h)	541,000	463,266
Stericycle, Inc. 5.375%, 07/15/2024 (h)	679,000	666,489
		1,129,755
HEALTHCARE - EQUIPMENT & SUPPLIES - 0.21%
Garden Spinco Corp. 8.625%, 07/20/2030 (h)	589,000	625,191
HEALTHCARE - FACILITIES - 1.63%
DaVita, Inc. 3.75%, 02/15/2031 (h)	925,000	692,413
Global Medical Response, Inc. 6.50%, 10/01/2025 (h)	650,000	466,239
Legacy LifePoint Health, LLC 4.375%, 02/15/2027 (h)	370,000	313,538
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, 12/01/2026 (h)	2,310,000	1,863,848
Tenet Healthcare Corp. 6.25%, 02/01/2027 (h)	1,570,000	1,502,395
		4,838,433
HEALTHCARE - MANAGED HEALTH CARE - 0.33%
Verscend Escrow Corp. 9.75%, 08/15/2026 (h)	1,010,000	991,679
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 0.45%
Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, 10/01/2026 (c)	1,515,000	1,327,942
HEALTHCARE - REITs - 0.29%
MPT Operating Partnership, LP / MPT Finance Corp. 3.50%, 03/15/2031	1,270,000	873,218
INDUSTRIAL MACHINERY - 0.24%
WESCO Distribution, Inc. 7.125%, 06/15/2025 (h)	715,000	725,513
LEISURE - CASINOS & GAMING - 1.80%
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (h)	2,225,000	2,168,571
International Game Technology PLC 6.50%, 02/15/2025 (c)(h)	1,286,000	1,295,928
Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.
5.625%, 09/01/2029 (h)	561,000	414,411
5.875%, 09/01/2031 (h)	562,000	398,289
VICI Properties, LP / VICI Note Co., Inc. 3.50%, 02/15/2025 (h)	1,145,000	1,081,407
		5,358,606
LEISURE - RESTAURANTS - 0.21%
CEC Entertainment, LLC 6.75%, 05/01/2026 (h)	660,000	614,625
MEDIA - CABLE & SATELLITE - 0.34%
DISH DBS Corp. 5.125%, 06/01/2029	575,000	372,068
Hughes Satellite Systems Corp. 6.625%, 08/01/2026	675,000	630,781
		1,002,849
MEDIA - ENTERTAINMENT - 0.30%
Playtika Holding Corp. 4.25%, 03/15/2029 (h)	1,130,000	888,463
METALS & MINING - 0.03%
GrafTech Finance, Inc. 4.625%, 12/15/2028 (h)	127,000	104,482
PACKAGING - 0.25%
Ball Corp. 5.25%, 07/01/2025	758,000	749,186
RETAIL - FOOD & DRUG - 0.16%
U.S. Foods, Inc. 6.25%, 04/15/2025 (h)	465,000	460,891
RETAILING - 0.23%
QVC, Inc. 4.85%, 04/01/2024	730,000	676,528
TECHNOLOGY - SOFTWARE & SERVICES - 1.16%
Boxer Parent Co., Inc. 7.125%, 10/02/2025 (h)	385,000	375,025
Elastic N.V. 4.125%, 07/15/2029 (c)(h)	844,000	682,775
Gen Digital, Inc. 5.00%, 04/15/2025 (h)	1,440,000	1,403,956
Sabre GLBL, Inc. 7.375%, 09/01/2025 (h)	1,025,000	981,169
		3,442,925
TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.56%
Frontier Communications Holdings, LLC 5.00%, 05/01/2028 (h)	1,000,000	870,310
Northwest Fiber, LLC / Northwest Fiber Finance Sub, Inc.
4.75%, 04/30/2027 (h)	349,000	307,508
6.00%, 02/15/2028 (h)	622,000	482,382
		1,660,200
TRANSPORTATION - 0.46%
Uber Technologies, Inc. 8.00%, 11/01/2026 (h)	1,350,000	1,357,386
TOTAL CORPORATE BONDS (Cost $34,437,498)		31,393,815
	Shares
EQUITY - 0.00%
UTILITIES - POWER - 0.00%
Frontera Generation Holdings, LLC (b)	479	7
TOTAL EQUITY (Cost $2,668)		7

WARRANT - 0.00%
MEDIA - ENTERTAINMENT - 0.00%
Crown Finance U.S., Inc. (b)(d)	98,930	5,980
TOTAL WARRANT (Cost $30,928)		5,980

MONEY MARKET FUND - 2.84%
First American Government Obligations Fund - Class X, 4.10% (e)	8,417,972	8,417,972
TOTAL MONEY MARKET FUND (Cost $8,417,972)		8,417,972

Total Investments (Cost $302,042,268) - 96.75%		287,220,034
Other Assets in Excess of Liabilities - 3.25%		9,645,064
TOTAL NET ASSETS - 100.00%		$296,865,098

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of December 31, 2022.
(b)	Non-income producing security.
(c)	U.S. traded security of a foreign issuer.
(d)	Foreign issued security.
(e)	Rate shown is the 7-day annualized yield as of December 31, 2022.
(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." As of December 31, 2022, the value of these investments was
$26,764,092 or 9.02% of total net assets.
(i)	All or a portion of the loan is unfunded.
(j)	Security in default.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Floating Rate High Income Fund
Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Shenkman Capital Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loans	$-	$247,402,260	$-	$247,402,260
Corporate Bonds	-	31,393,815	-	31,393,815
Total Fixed Income	-	278,796,075	-	278,796,075
Equity	-	7	-	7
Warrant	-	5,980	-	5,980
Money Market Fund	8,417,972	-	-	8,417,972
Total Investments	$8,417,972	$278,802,062	$-	$287,220,034

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.